Leases - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Presentation of leases for lessee [abstract]
Asset impairment	$ 0.2
Cash outflow for leases	$ 1.0	$ 0.9